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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02864

                            Pioneer Bond Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  July 1, 2004 through June 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.

                                  PIONEER
                                     -------
                                      BOND
                                      FUND

                                     Annual
                                     Report

                                     6/30/04

                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                       1

Portfolio Summary                                                           2

Performance Update                                                          3

Portfolio Management Discussion                                             8

Schedule of Investments                                                    11

Financial Statements                                                       25

Notes to Financial Statements                                              34

Report of Independent Registered Public Accounting Firm                    40

Trustees, Officers and Service Providers                                   41

Retirement Plans from Pioneer                                              48

Programs and Services for Pioneer Shareowners                              50

Pioneer Bond Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
U.S. equity markets traced a jagged course through the first half of the year, ending on June 30 only slightly ahead of where they started. Mid-sized and small-cap indices scored modest gains, while indicators that track large-cap stocks showed even smaller changes. For bond investors, Treasury issues wound up the period with higher yields and lower prices than at year-end. The same was true of corporate issues, whose prices gave ground in the face of rising interest rates, while high-yield bonds, outstanding performers over recent quarters, also cooled off.

Although the economic expansion continued to move ahead, investors were preoccupied with factors that might have undesirable impacts on the economy and the markets. For one thing, the threat of terrorism is never far from our minds. For another, the jump in oil prices, attributed to turmoil in the Mideast and vast demand from China and other developing nations, was a major factor. The cost of gas or oil for heating our homes, and gasoline for our cars is a critical component in household budgets. Industry, too, requires energy, and in many cases petroleum is an essential raw material.

The "jobless" recovery became a job-generating machine for a few months, followed by a brief slump and a partial rebound. But strong boosts in employment quickly triggered fears of economic overheating; too much demand for goods and services, the reasons for aggressive corporate hiring, might trigger inflation. That would lead to higher interest rates that could choke off the recovery by causing consumers and businesses to hold back on outlays. In fact, on June 30, the Federal Reserve Board raised short-term interest rates by one-quarter percentage point, the first hike in four years.

While there may be further increases, they probably will be gradual; the Federal Reserve Board would like to keep the expansion intact while keeping inflation at bay. And even after the Fed's June move, short-term rates remain near the lowest levels many of us have seen. U.S. businesses, which have done massive amounts of cost-cutting in recent years, can readily accommodate somewhat higher borrowing costs. In addition, the federal income tax cuts that have helped bolster growth over the past several quarters remain in place.

More growth choices from Pioneer

The possibility of higher interest rates and the economy's direction could have important implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider the Funds' investment objectives, risks, charges and expenses carefully before investing. The prospectus contains that and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your investment advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood
------------------

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/04
--------------------------------------------------------------------------------

Portfolio Maturity
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED DOCUMENT.]

0-1 Year                                             6.3%
1-3 Years                                           19.2%
3-4 Years                                           29.5%
4-6 Years                                           23.9%
6-8 Years                                           15.2%
8+ Years                                             5.9%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED DOCUMENT.]

U.S. Government and Agency Obligations              44.8%
AA                                                   0.7%
A                                                    2.6%
BBB                                                 28.7%
BB                                                  10.5%
B & Lower                                            8.3%
Commercial Paper                                     4.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

  1. Government National Mortgage Association II, 6.00%, 11/20/33         5.25%
  2. Federal Gold Loan Mortgage Corp., 6.0%, 05/01/34                     2.98
  3. Federal National Mortgage Association, 6.0%, 07/01/33                1.79
  4. Federal National Mortgage Association, 6.0%, 4/1/33                  1.47
  5. Federal Home Loan Mortgage Corp., 6.00%, 03/01/33                    1.37
  6. Illinova Corp., 7.5%, 6/15/09                                        1.36
  7. Jabil Circuit, Inc., 5.875%, 7/15/10                                 1.26
  8. Government National Mortgage Association II, 5.50%, 03/20/34         1.20
  9. Thomas & Betts Corp., 7.25%, 6/1/13                                  1.19
 10. Timken Co., 5.75%, 2/15/10                                           1.13

* This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                  6/30/04            6/30/03
                           $9.18              $9.41

Distributions per Share    Net Investment     Short-Term      Long-Term
(7/1/03 - 6/30/04)         Income             Capital Gains   Capital Gains
                           $0.5038            $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund at public offering price, compared to that of the Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(as of June 30, 2004)

              Net Asset    Public Offering
Period          Value          Price*
10 Years        6.72%         6.22%
5 Years         6.70          5.73
1 Year          2.98         -1.62

All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                        Lehman
                        Brothers
        Pioneer         Aggregate
        Bond Fund*      Bond Index
6/94     9550           10000
        10642           11255
6/96    11070           11819
        11854           12783
6/98    13045           14129
        13221           14572
6/00    13392           15235
        14825           16947
6/02    15944           18410
        17759           20325
6/04    18289           20391

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted measure of government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                  6/30/04            6/30/03
                           $9.14              $9.37

Distributions per Share    Net Investment     Short-Term      Long-Term
(7/1/03 - 6/30/04)         Income             Capital Gains   Capital Gains
                           $0.4174            $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(as of June 30, 2004)

                 If          If
Period          Held      Redeemed*
  10 Years      5.85%       5.85%
  5 Years       5.82        5.66
  1 Year        2.04       -1.86

All returns reflect reinvestment of distributions.

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period. The maximum CDSC of 4% declines to zero over six years.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                        Lehman
                        Brothers
        Pioneer         Aggregate
        Bond Fund*      Bond Index
6/94    10000           10000
        11057           11255
6/96    11405           11819
        12117           12783
6/98    13233           14129
        13309           14572
6/00    13373           15235
        14672           16947
6/02    15666           18410
        17302           20325
6/04    17655           20391

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted measure of government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                  6/30/04            6/30/03
                           $9.11              $9.31

Distributions per Share    Net Investment     Short-Term      Long-Term
(7/1/03 - 6/30/04)         Income             Capital Gains   Capital Gains
                           $0.3930            $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(as of June 30, 2004)

                       If           If
Period                Held       Redeemed*
  Life-of-Class
  (1/31/96)           4.84%        4.84%
  5 Years             5.68         5.68
  1 Year              2.11         2.11

All returns reflect reinvestment of distributions.

* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                        Lehman
                        Brothers
        Pioneer         Aggregate
        Bond Fund*      Bond Index
1/96    10000           10000
         9700            9813
        10294           10613
6/98    11233           11731
        11300           12099
6/00    11341           12649
        12414           14071
6/02    13226           15286
        14585           16875
6/04    14894           16931

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted measure of government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                  6/30/04            6/30/03
                           $9.28              $9.50

Distributions per Share    Net Investment     Short-Term      Long-Term
(7/1/03 - 6/30/04)         Income             Capital Gains   Capital Gains
                           $0.5158            $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns+
(as of June 30, 2004)

                 If          If
Period          Held      Redeemed*
10 Years        6.37%       6.37%
5 Years         6.54        6.54
1 Year          3.20        2.20

All returns reflect reinvestment of distributions.

* Reflects deduction 1% CDSC. Shares sold within 18 months of purchase may be subject to the CDSC.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment+

                        Lehman
                        Brothers
        Pioneer         Aggregate
        Bond Fund*      Bond Index
6/94    10000           10000
        11093           11255
6/96    11481           11819
        12233           12783
6/98    13394           14129
        13507           14572
6/00    13613           15235
        14994           16947
6/02    16046           18410
        17966           20325
6/04    18540           20391

  Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

+ The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares.

  The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted measure of government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                  6/30/04            6/30/03
                           $9.12              $9.35

Distributions per Share    Net Investment     Short-Term      Long-Term
(7/1/03 - 6/30/04)         Income             Capital Gains   Capital Gains
                           $0.5462            $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(as of June 30, 2004)

                       If           If
Period                Held       Redeemed
Life-of-Class
(9/20/01)            7.45%        7.45%
1 Year               3.48         3.48

All returns reflect reinvestment of distributions.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                        Lehman
                        Brothers
        Pioneer         Aggregate
        Bond Fund*      Bond Index
9/01    10000           10000
6/02    10507           10383
6/03    11754           11463
6/04    12163           11500

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted measure of government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04
--------------------------------------------------------------------------------

As market interest rates spiked up in the final half of the 12-month period ending June 30, 2004, high-yield corporate bonds and mortgage-backed securities provided the best defensive protection, as conditions changed in the U.S. fixed-income market. In the following discussion, Kenneth J. Taubes discusses the factors that influenced Pioneer Bond Fund's performance during the 12 months. Mr. Taubes, Director of Pioneer's Fixed Income Group, oversees the team responsible for daily management of the Fund.

Q:  How did the Fund perform during the 12 months ended June 30, 2004?

A: In a challenging period for fixed-income investing, Pioneer Bond Fund outdistanced both market benchmarks and competitive peer group averages. For the 12 months, the Fund's Class A shares had a total return of 2.98%, while Class B and Class C shares returned 2.04% and 2.11%, respectively, all at net asset value. During the same 12 months, the Lehman Aggregate Bond Index had a return of 0.32%, while the average return of funds in Lipper's A-Rated Corporate Debt category was 0.04%. The Fund also continued to deliver a competitive yield. The standardized 30-day SEC yield on Class A shares on June 30, for example, was 4.30%.

Q:  What were the factors that affected performance?

A: The Fund's performance was helped both by asset allocation and good security selection. We had the largest overweight positions in the two asset classes with the best performance during the 12 months: high-yield corporate bonds and mortgage-backed securities. Throughout the year, we kept the Fund's high-yield exposure close to the 20% limit of our policy. That strategy helped substantially as the high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned 10.30% for the 12 months. We also had more than 40% of assets invested in mortgage securities during a period in which mortgages were the best performing part of the investment-grade fixed-income market. As a result, typically 60% to 65% of Fund assets were invested in the two best performing parts of the bond market. Both high-yield bonds and mortgage-backed securities tend to be more resistant to the effects of price losses from increasing interest-rates than other bonds because of their yield advantages. The performance of

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    mortgage-backed securities is also helped by the tendency of mortgage prepayment risk to decline as interest rates rise.

    We held our allocation to Treasury securities, the worst performing part of the bond market, to less than 10% of assets during the period, and focused our Treasury exposure on inflation-protected Treasuries, which outperformed standard Treasury securities. Treasuries were the worst performing part of the fixed-income market. During the 12-month period, the prices of 10-year Treasuries declined by 7.5%.

Q:  What types of security selections had the greatest influence on performance?

A: Several high-yield corporate bonds made significant contributions to performance. Bonds issued by Corning, which restructured its business to focus on the production of the material used for flat-screen monitors, did very well, as did securities of retailer J.C. Penney, which improved its credit position through restructuring and the sale of its pharmacy chain division.

    Bonds issued by hotel chains also did well as the economy improved and business travel increased. Among the top performers in the portfolio were bonds issued by the Hilton, Starwood and John Q. Hammond hotel chains. The securities of insurance company Allmerica Financial also appreciated in price during the period as a result of that company's positive restructuring efforts.

Q:  How would you describe the Fund's overall positioning?

A: We kept the Fund positioned to benefit from the improving economy, which helps support the corporate bond market, while guarding against the threat of rising interest rates.

    At the end of the fiscal year, on June 30, mortgage securities accounted for 44.9% of Fund assets, while corporate high-yield bonds made up 18.5% of the portfolio. About 30.3% of assets were in investment-grade corporates, and just 1.4% of assets were invested in Treasuries.

    Because rising interest rates tend to undermine bond prices, we shortened the Fund's duration to lower its sensitivity to changes in interest rates. Duration, a measure of interest-rate sensitivity,

Pioneer Bond Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04                              (continued)
--------------------------------------------------------------------------------

    declined during the period from 4.7 years at the start of the fiscal year to
    4.3 years on June 30, 2004.

    Average credit quality on June 30, 2004 was A.

Q:  What is your outlook for the bond market?

A: We believe the economy is healthy and should continue to grow. Short-term rates currently are below the rate of inflation and should be expected to continue to rise in the coming months. The Federal Reserve began to raise the important Fed Funds rate, the most influential short-term rate, on June 30, and we expect further tightening by the Fed in the months ahead. We believe market rates on longer-term bonds, which rose in the months leading up to the June 30 announcement, probably are priced appropriately for current conditions, but pressure on shorter-term and intermediate-term interest rates should continue for several more quarters.

    The outlook for corporate securities appears good, however, as more companies gain additional pricing power, which should help them strengthen their balance sheets. We recently have initiated some positions in the steel industry, for example, an area we have generally avoided in the past.

    In this environment, we anticipate maintaining a focus on corporate bonds and mortgage-backed securities and expect to maintain the Fund's position to mute the impact of rising interest rates of short- and intermediate-term securities by keeping duration relatively short.

    Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04
--------------------------------------------------------------------------------

               S&P/Moody's
Principal      Ratings
Amount         (unaudited)                                                                 Value
                             ASSET BACKED SECURITIES - 2.9%
                             Diversified Financials - 1.4%
$1,976,000     BBB-/Baa2     PF Export Receivable Master Trust, 6.436%,
                               6/1/15 (144A)                                        $  1,948,553
 1,425,328     BBB/Baa2      Power Receivables Finance, 6.29%,
                               1/1/12 (144A)                                           1,451,369
                                                                                    ------------
                             Total Diversified Financials                           $  3,399,922
                                                                                    ------------
                             Real Estate - 0.8%
                             Real Estate Investment Trusts - 0.8%
 2,175,000     BBB-/Baa3     Global Signal Trust, 5.395%, 1/15/34 (144A)            $  2,089,888
                                                                                    ------------
                             Total Real Estate                                      $  2,089,888
                                                                                    ------------
                             Utilities - 0.7%
                             Electric Utilities - 0.7%
 1,800,000     BBB-/Baa3     Empresa Electric Guacolda, 8.625%, 4/30/13             $  1,867,894
                                                                                    ------------
                             Total Utilities                                        $  1,867,894
                                                                                    ------------
                             TOTAL ASSET BACKED SECURITIES
                             (Cost $7,395,775)                                      $  7,357,704
                                                                                    ------------
                             COLLATERIZED MORTGAGE OBLIGATIONS - 0.4%
                             Insurance - 0.4%
                             Multi-Line Insurance - 0.4%
 1,000,000     AAA/Aaa       National Realty Finance 1999-A2,
                               6.48%, 1/15/09                                       $  1,079,942
                                                                                    ------------
                             Total Insurance                                        $  1,079,942
                                                                                    ------------
                             TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
                             (Cost $1,007,962)                                      $  1,079,942
                                                                                    ------------
                             CORPORATE BONDS - 46.9%
                             Energy - 1.6%
                             Oil & Gas Exploration & Production - 0.4%
 1,000,000     BB/Ba3        Cie Generale De Geophysique SA,
                               10.625%, 11/15/07                                    $  1,065,000
                                                                                    ------------
                             Oil & Gas Refining Marketing & Transportation - 1.2%
 1,750,000     BBB/Ba1       Magellan Midstream Partners, L.P.,
                               6.45%, 6/1/14                                        $  1,757,861
 1,375,000     BB-/Ba2       Semco Energy Inc., 7.125%, 5/15/08                        1,409,375
                                                                                    ------------
                                                                                    $  3,167,236
                                                                                    ------------
                             Total Energy                                           $  4,232,236
                                                                                    ------------


  The accompanying notes are an integral part of these financial statements.  11

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04                                      (continued)
--------------------------------------------------------------------------------

               S&P/Moody's
Principal      Ratings
Amount         (unaudited)                                                         Value
                             Materials - 7.7%
                             Commodity Chemicals - 1.0%
$1,100,000     BBB-/Ba1      Methanex Corp., 8.75%, 8/15/12                 $  1,237,500
 1,500,000     BB+/Ba2       Nova Chemicals Ltd., 6.5%, 1/15/12                1,477,500
                                                                            ------------
                                                                            $  2,715,000
                                                                            ------------
                             Diversified Chemical - 0.4%
 1,000,000     CCC+/Caa1     Huntsman ICI Chemicals, 10.125%, 7/1/09 (c)    $  1,020,000
                                                                            ------------
                             Diversified Metals & Mining - 1.1%
 2,575,000     BBB/Ba1       Kennametal Inc., 7.2%, 6/15/12                 $  2,723,369
                                                                            ------------
                             Metal & Glass Containers - 1.2%
 1,000,000     BB/Ba3        Ball Corp., 6.875%, 12/15/12                   $  1,015,000
 2,000,000     B+/B2         Greif Brothers Corp., 8.875%, 8/1/12              2,152,500
                                                                            ------------
                                                                            $  3,167,500
                                                                            ------------
                             Paper Packaging - 0.8%
 1,125,000     BB/Ba2        Abitibi-Consolidated, Inc., 6.95%, 12/15/06    $  1,152,980
   800,000     B/B2          Stone Container Corp., 9.75%, 2/1/11                880,000
                                                                            ------------
                                                                            $  2,032,980
                                                                            ------------
                             Paper Products - 0.5%
 1,300,000     BB/Ba2        Bowater Canada Finance, 7.95%, 11/15/11        $  1,342,870
                                                                            ------------
                             Specialty Chemicals - 1.8%
   500,000     BBB-/Baa3     Ferro Corp., 7.125%, 4/1/28                    $    503,639
 2,000,000     BBB-/Baa3     Ferro Corp., 9.125%, 1/1/09                       2,296,724
 1,750,000     B-/Caa2       OM Group Inc., 9.25%, 12/15/11                    1,793,750
                                                                            ------------
                                                                            $  4,594,113
                                                                            ------------
                             Steel - 0.9%
 1,400,000     B-/Caa1       Ispat Inland ULC, 9.75%, 4/1/14 (144A)         $  1,442,000
 1,000,000     BB/Ba3        International Steel Group, 6.5%, 4/15/14
                               (144A)                                            937,500
                                                                            ------------
                                                                            $  2,379,500
                                                                            ------------
                             Total Materials                                $ 19,975,332
                                                                            ------------
                             Capital Goods - 5.4%
                             Aerospace & Defense - 1.1%
 1,500,000     BB-/Ba3       L-3 Communication Corp., 7.625%, 6/15/12       $  1,582,500
   500,000     BB-/Ba3       L-3 Communications Corp., 6.125%, 7/15/13           482,500
   850,000     BBB-/Baa3     Precision Castparts Corp., 5.6%, 12/15/13           827,513
                                                                            ------------
                                                                            $  2,892,513
                                                                            ------------


12  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               S&P/Moody's
Principal      Ratings
Amount         (unaudited)                                                         Value
                             Building Products - 0.6%
$1,500,000     B+/B2         NCI Building Systems, Inc., 9.25%, 5/1/09      $  1,575,000
                                                                            ------------
                             Electrical Components & Equipment - 1.5%
 1,000,000     BB-/Ba2       MSW Energy Holdings, 7.375%, 9/1/10 (144A)     $    995,000
 2,750,000     BBB-/Ba1      Thomas & Betts Corp., 7.25%, 6/1/13               2,912,852
                                                                            ------------
                                                                            $  3,907,852
                                                                            ------------
                             Industrial Machinery - 2.2%
 1,950,000     B/B3          JLG Industries Inc., 8.375%, 6/15/12 (c)       $  1,984,125
   800,000     B/B2          The Manitowoc Co., Inc., 10.5%, 8/1/12              916,000
 2,775,000     BBB-/Ba1      Timken Co., 5.75%, 2/15/10                        2,780,816
                                                                            ------------
                                                                            $  5,680,941
                                                                            ------------
                             Total Capital Goods                            $ 14,056,306
                                                                            ------------
                             Transportation - 0.7%
                             Airlines - 0.7%
 1,548,465     A+/A2         Southwest Airlines Co., 7.67%, 1/2/14          $  1,724,293
                                                                            ------------
                             Total Transportation                           $  1,724,293
                                                                            ------------
                             Automobiles & Components - 1.8%
                             Auto Parts & Equipment - 0.1%
   150,000     BBB-/Ba1      Lear Corp., 7.96%, 5/15/05 (144A)              $    156,408
                                                                            ------------
                             Automobile Manufacturers - 1.7%
   500,000     BBB/A3        General Motors Capital Corp., 7.5%, 7/15/05    $    522,308
 1,500,000     BBB-/Baa2     Hertz Corp., 6.25%, 3/15/09                       1,528,455
   360,000     BBB-/Baa2     Hertz Corp., 7.4%, 3/1/11                           377,956
 2,000,000     BB+/Ba1       Hyundai Motor Co Ltd., 5.3%, 12/19/08             1,968,170
                                                                            ------------
                                                                            $  4,396,889
                                                                            ------------
                             Total Automobiles & Components                 $  4,553,297
                                                                            ------------
                             Hotels, Restaurants & Leisure - 1.3%
 1,885,000     BBB-/Ba1      Hilton Hotels, 7.625%, 12/1/12                 $  2,026,375
 1,200,000     B/B2          John Q Hamons Hotels, 8.875%, 5/15/12             1,302,000
                                                                            ------------
                             Total Hotels, Restaurants & Leisure            $  3,328,375
                                                                            ------------
                             Media - 2.3%
                             Broadcasting & Cable TV - 1.0%
 2,500,000     BBB-/Ba2      Rogers Cable Inc., 7.875%, 5/1/12              $  2,635,168
                                                                            ------------
                             Movies & Entertainment - 0.6%
 1,250,000     BBB+/Baa1     AOL Time Warner, Inc., 6.875%, 5/1/12          $  1,350,741
                                                                            ------------


  The accompanying notes are an integral part of these financial statements.  13

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04                                      (continued)
--------------------------------------------------------------------------------

               S&P/Moody's
Principal      Ratings
Amount         (unaudited)                                                           Value
                             Publishing - 0.7%
$1,550,000     BBB-/Baa3     News America Holdings, 8.5%, 2/23/25             $  1,866,392
                                                                              ------------
                             Total Media                                      $  5,852,301
                                                                              ------------
                             Retailing - 1.6%
                             Department Stores - 0.7%
   850,000     BB+/Ba3       J.C. Penney Co., Inc., 7.125%, 11/15/23          $    871,250
   893,000     BB+/Ba3       J.C. Penney Co., Inc., 9.75%, 6/15/21                 919,790
                                                                              ------------
                                                                              $  1,791,040
                                                                              ------------
                             Specialty Stores - 0.9%
   580,000     BB/Ba2        Toys R Us, 7.375%, 10/15/18                      $    535,775
 1,825,000     BB/Ba2        Toys R Us, 7.875%, 4/15/13 (c)                      1,831,844
                                                                              ------------
                                                                              $  2,367,619
                                                                              ------------
                             Total Retailing                                  $  4,158,659
                                                                              ------------
                             Food & Drug Retailing - 0.4%
                             Hypermarkets & Supercenters - 0.4%
 1,000,000     AA/Aa2        Wal-Mart Stores, Inc., 8.62%, 1/1/10             $  1,088,590
                                                                              ------------
                             Total Food & Drug Retailing                      $  1,088,590
                                                                              ------------
                             Food, Beverage & Tobacco - 0.8%
 1,975,000     BBB/Baa2      Altria Group Inc., 7.0%, 11/4/13                 $  2,011,188
                                                                              ------------
                             Total Food, Beverage & Tobacco                   $  2,011,188
                                                                              ------------
                             Health Care Equipment & Services - 1.7%
                             Health Care Facilities - 1.0%
 2,660,000     BBB-/Ba1      HCA, Inc., 6.3%, 10/1/12                         $  2,661,365
                                                                              ------------
                             Health Care Supplies - 0.7%
 1,874,000     BBB-/Ba1      Bausch & Lomb, 7.125%, 8/1/28                    $  1,876,219
                                                                              ------------
                             Total Health Care Equipment & Services           $  4,537,584
                                                                              ------------
                             Banks - 1.2%
                             Regional Banks - 0.5%
 1,250,000     BBB-/Baa3     Hudson United Bank, 7.0%, 5/15/12                $  1,361,910
                                                                              ------------
                             Thrifts & Mortgage Finance - 0.7%
 1,900,000     BBB-/Baa3     Sovereign Bank, 5.125%, 3/15/13                  $  1,806,148
                                                                              ------------
                             Total Banks                                      $  3,168,058
                                                                              ------------
                             Diversified Financials - 3.0%
                             Investment Banking & Brokerage - 0.3%
   950,000     B+/B1         E*Trade Financial Corp., 8.0%, 6/15/11 (144A)    $    945,250
                                                                              ------------


14  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               S&P/Moody's
Principal      Ratings
Amount         (unaudited)                                                          Value
                             Other Diversified Finance Services - 1.8%
$2,450,000     A-/Baa3       Brascan Corp., 5.75%, 3/1/10                    $  2,519,786
 2,250,000     BBB/Baa3      Glencore Funding LLC, 6.0%, 4/15/14 (144A)         2,086,965
                                                                             ------------
                                                                             $  4,606,751
                                                                             ------------
                             Specialized Finance - 0.9%
 2,100,000     BBB-/Baa3     GATX Financial Corp., 8.875%, 6/1/09            $  2,356,112
                                                                             ------------
                             Total Diversified Financials                    $  7,908,113
                                                                             ------------
                             Insurance - 5.2%
                             Life & Health Insurance - 1.7%
 1,500,000     B+/B2         Presidential Life Corp., 7.875%, 2/15/09        $  1,505,625
 2,850,000     BB+/Ba1       Provident Companies Inc., 7.0%, 7/15/18 (c)        2,714,072
                                                                             ------------
                                                                             $  4,219,697
                                                                             ------------
                             Multi-Line Insurance - 1.3%
 1,700,000     BB/Ba3        Allmerica Financial Corp., 7.625%, 10/15/25     $  1,598,000
 1,950,000     A/Baa1        Loew Corp., 5.25%, 3/15/16                         1,817,306
                                                                             ------------
                                                                             $  3,415,306
                                                                             ------------
                             Property & Casualty Insurance - 1.2%
 1,325,000     BBB-/Baa3     Arch Capital Group Ltd., 7.35%, 5/1/34          $  1,333,770
 2,010,000     BBB-/NR       Kingsway America Inc., 7.5%, 2/1/14                1,975,426
                                                                             ------------
                                                                             $  3,309,196
                                                                             ------------
                             Reinsurance - 1.0%
 2,400,000     BBB-/Baa3     Odyssey Re Holdings, 7.65%, 11/1/13             $  2,579,921
                                                                             ------------
                             Total Insurance                                 $ 13,524,120
                                                                             ------------
                             Real Estate - 3.0%
                             Real Estate Management & Development - 0.8%
 2,200,000     BB-/Ba3       Forest City Enterprises, 7.625%, 6/1/15         $  2,211,000
                                                                             ------------
                             Real Estate Investment Trusts - 2.2%
 1,100,000     BBB-/Baa3     Colonial Reality LP, 6.15%, 4/15/13             $  1,117,629
   935,000     BBB-/Baa3     Health Care REIT, Inc., 8.0%, 9/12/12              1,050,033
 1,450,000     BBB-/Baa3     Hospitality Properties Trust, 6.75%, 2/15/13       1,505,357
   750,000     BBB/Baa2      Mack-Cali Realty Corp., 4.6%, 6/15/13                694,995
 1,250,000     CCC+/B2       Meristar Hospitality Corp., 9.125%, 1/15/11        1,262,500
                                                                             ------------
                                                                             $  5,630,514
                                                                             ------------
                             Total Real Estate                               $  7,841,514
                                                                             ------------


  The accompanying notes are an integral part of these financial statements. 15

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04                                      (continued)
--------------------------------------------------------------------------------

               S&P/Moody's
Principal      Ratings
Amount         (unaudited)                                                           Value
                             Technology Hardware & Equipment - 3.9%
                             Communications Equipment - 0.8%
$2,320,000     BB+/Ba2       Corning Inc., 5.9%, 3/15/14                      $  2,169,200
                                                                              ------------
                             Computer Hardware - 0.8%
 2,000,000     BBB-/Baa3     NCR Corp., 7.125%, 6/15/09                       $  2,187,632
                                                                              ------------
                             Electronic Manufacturing Services - 1.2%
 3,000,000     BB+/Baa3      Jabil Circuit, Inc., 5.875%, 7/15/10             $  3,098,988
                                                                              ------------
                             Technology Distributors - 1.1%
 2,600,000     BBB-/Baa3     Arrow Electronic Inc., 6.875%, 7/1/13            $  2,715,859
                                                                              ------------
                             Total Technology Hardware & Equipment            $ 10,171,679
                                                                              ------------
                             Telecommunication Services - 2.5%
                             Integrated Telecom Services - 1.6%
 2,600,000     BBB+/Baa3     Intelsat Ltd. 6.5%, 11/1/13                      $  2,296,923
 2,000,000     BBB+/Baa2     Telecom Italia S.p.A., 5.25%, 11/15/13 (144A)       1,935,692
                                                                              ------------
                                                                              $  4,232,615
                                                                              ------------
                             Wireless Telecommunication Services - 0.9%
 2,000,000     BBB/Baa2      AT&T Wireless, 8.125%, 5/1/12                    $  2,312,302
                                                                              ------------
                             Total Telecommunication Services                 $  6,544,917
                                                                              ------------
                             Utilities - 2.8%
                             Electric Utilities - 1.0%
 1,871,500     BBB-/Baa3     FLP Energy American Wind, 6.639%,
                               6/20/23 (144A)                                 $  1,910,876
   614,900     BB-/Ba2       FPL Energy Wind Funding, 6.876%,
                               6/27/17 (144A)                                      602,602
                                                                              ------------
                                                                              $  2,513,478
                                                                              ------------
                             Multi-Utilities & Unregulated Power - 1.8%
 3,045,000     B/B1          Illinova Corp., 7.5%, 6/15/09                    $  3,326,663
   750,000     B/B1          Reliant Energy, Inc., 9.5%, 7/15/13                   808,125
   500,000     B/B1          Reliant Resources Inc., 9.25%, 7/15/10                533,750
                                                                              ------------
                                                                              $  4,668,538
                                                                              ------------
                             Total Utilities                                  $  7,182,016
                                                                              ------------
                             TOTAL CORPORATE BONDS
                             (Cost $118,624,009)                              $121,858,578
                                                                              ------------


16  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                                                                         Value
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 44.1 %
$2,365,426      Federal Home Loan Mortgage Corp., 5.5%, 12/1/18         $  2,431,431
   764,656      Federal Home Loan Mortgage Corp., 6.0%, 1/1/33               781,955
 1,245,612      Federal Home Loan Mortgage Corp., 6.0%, 2/1/33             1,276,127
 1,000,753      Federal Home Loan Mortgage Corp., 6.0%, 3/1/33             1,023,967
   166,847      Federal Home Loan Mortgage Corp., 6.0%, 3/1/33               170,622
 3,275,642      Federal Home Loan Mortgage Corp., 6.0%, 3/1/33             3,351,624
 2,628,927      Federal Home Loan Mortgage Corp., 6.0%, 9/1/33             2,688,402
 1,712,918      Federal Home Loan Mortgage Corp., 6.0%, 12/1/33            1,751,669
   389,705      Federal Home Loan Mortgage Corp., 6.0%, 12/1/33              399,674
   516,835      Federal Home Loan Mortgage Corp., 6.0%, 12/1/33              528,527
   456,605      Federal Home Loan Mortgage Corp., 6.0%, 1/1/34               466,935
 7,154,486      Federal Home Loan Mortgage Corp., 6.0%, 5/1/34             7,316,184
 1,345,516      Federal Home Loan Mortgage Corp., 6.0%, 5/1/34             1,375,926
    37,214      Federal Home Loan Mortgage Corp., 6.5%, 4/1/31                38,809
   255,520      Federal Home Loan Mortgage Corp., 6.5%, 7/1/32               266,513
   785,530      Federal Home Loan Mortgage Corp., 6.5%, 7/1/33               822,489
 1,298,200      Federal Home Loan Mortgage Corp., 6.5%, 10/1/33            1,358,957
 1,331,995      Federal Home Loan Mortgage Corp., 6.5%, 10/1/33            1,395,991
    10,215      Federal Home Loan Mortgage Corp., 7.0%, 12/1/30               10,811
    24,201      Federal Home Loan Mortgage Corp., 7.0%, 6/1/31                25,592
     8,786      Federal Home Loan Mortgage Corp., 7.5%, 7/1/30                 9,466
    43,729      Federal Home Loan Mortgage Corp.,
                  REMIC 1145G, 8.0%, 9/15/06                                  43,896
     8,240      Federal Home Loan Mortgage Corp., 10.5%, 4/1/19                9,249
 1,823,158      Federal National Mortgage Association,
                  5.5%, 12/1/18                                            1,869,240
   750,799      Federal National Mortgage Association, 6.0%, 6/1/16          783,431
   149,398      Federal National Mortgage Association, 6.0%, 2/1/32          153,183
 1,465,648      Federal National Mortgage Association,
                  6.0%, 10/1/32                                            1,498,914
   324,687      Federal National Mortgage Association,
                  6.0%, 11/1/32                                              332,056
 1,647,026      Federal National Mortgage Association, 6.0%, 2/1/33        1,684,409
 3,539,477      Federal National Mortgage Association, 6.0%, 4/1/33        3,617,657
 4,307,677      Federal National Mortgage Association, 6.0%, 7/1/33        4,402,824
 2,399,033      Federal National Mortgage Association, 6.0%, 4/1/34        2,452,141
   232,595      Federal National Mortgage Association, 6.5%, 5/1/31          242,563


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04                                      (continued)
--------------------------------------------------------------------------------

Principal
Amount                                                                      Value
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$ 422,811      Federal National Mortgage Association, 6.5%, 6/1/31     $  440,927
  173,232      Federal National Mortgage Association, 6.5%, 8/1/31        180,656
  213,367      Federal National Mortgage Association, 6.5%, 9/1/31        222,511
  179,604      Federal National Mortgage Association,
                 6.5%, 10/1/31                                            187,301
  140,475      Federal National Mortgage Association,
                 6.5%, 10/1/31                                            146,495
  172,379      Federal National Mortgage Association, 6.5%, 2/1/32        179,767
  251,883      Federal National Mortgage Association, 6.5%, 2/1/32        262,459
  496,830      Federal National Mortgage Association, 6.5%, 3/1/32        517,691
  567,931      Federal National Mortgage Association,
                 6.5%, 10/1/32                                            591,778
  172,223      Federal National Mortgage Association,
                 REMIC Series 1995-23D, 7.0%, 10/25/07                    179,579
  101,446      Federal National Mortgage Association, 7.0%, 7/1/22        107,480
   19,486      Federal National Mortgage Association,
                 7.0%, 12/1/30                                             20,623
   59,796      Federal National Mortgage Association,
                 7.0%, 12/1/30                                             63,284
  167,658      Federal National Mortgage Association, 7.0%, 4/1/31        177,438
  269,490      Federal National Mortgage Association, 7.0%, 8/1/31        284,984
  268,376      Federal National Mortgage Association, 7.0%, 9/1/31        283,806
  262,196      Federal National Mortgage Association,
                 7.0%, 12/1/31                                            277,271
  332,253      Federal National Mortgage Association, 7.0%, 1/1/32        351,355
   19,659      Federal National Mortgage Association, 7.5%, 8/1/20         21,093
    6,354      Federal National Mortgage Association, 7.5%, 4/1/30          6,812
      893      Federal National Mortgage Association,
                 10.0%, 7/1/19                                                937
   31,635      Federal National Mortgage Association,
                 REMIC Series 1989-19A, 10.3%, 4/25/19                     34,792
    7,751      Federal National Mortgage Association,
                 REMIC Series 1989-19B, 10.3%, 4/25/19                      9,483
   53,777      Federal National Mortgage Association,
                 11.0%, 6/1/19                                             60,831
2,291,178      Government National Mortgage Association,
                 4.5%, 8/15/33                                          2,156,152


18  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                                                                     Value
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$1,462,744      Government National Mortgage Association,
                  4.5%, 9/15/33                                     $  1,376,541
 1,623,747      Government National Mortgage Association,
                  4.5%, 10/15/33                                       1,528,055
 1,142,702      Government National Mortgage Association,
                  5.0%, 9/15/33                                        1,110,305
 2,483,930      Government National Mortgage Association,
                  5.5%, 4/20/34                                        2,481,861
 1,071,648      Government National Mortgage Association,
                  6.0%, 5/15/17                                        1,121,919
    34,219      Government National Mortgage Association,
                  6.0%, 3/15/32                                           35,137
   798,607      Government National Mortgage Association,
                  6.0%, 9/15/32                                          820,026
    59,574      Government National Mortgage Association,
                  6.0%, 9/15/32                                           61,171
   601,827      Government National Mortgage Association,
                  6.0%, 10/15/32                                         617,968
   384,128      Government National Mortgage Association,
                  6.0%, 11/15/32                                         394,430
   743,741      Government National Mortgage Association,
                  6.0%, 1/15/33                                          763,439
 2,049,650      Government National Mortgage Association,
                  6.0%, 1/15/33                                        2,104,771
   646,233      Government National Mortgage Association,
                  6.0%, 2/15/33                                          663,349
 1,427,313      Government National Mortgage Association,
                  6.0%, 3/15/33                                        1,465,117
   968,673      Government National Mortgage Association,
                  6.0%, 3/15/33                                          994,329
 1,367,946      Government National Mortgage Association,
                  6.0%, 3/15/33                                        1,404,177
 2,304,662      Government National Mortgage Association,
                  6.0%, 3/15/33                                        2,365,703
 1,753,068      Government National Mortgage Association,
                  6.0%, 3/15/33                                        1,800,264


  The accompanying notes are an integral part of these financial statements.  19

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04                                      (continued)
--------------------------------------------------------------------------------

Principal
Amount                                                                     Value
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$2,218,529      Government National Mortgage Association,
                  6.0%, 3/15/33                                     $  2,278,382
 1,291,062      Government National Mortgage Association,
                  6.0%, 4/15/33                                        1,325,257
 2,431,597      Government National Mortgage Association,
                  6.0%, 5/15/33                                        2,496,001
   253,591      Government National Mortgage Association,
                  6.0%, 6/18/33                                          260,308
   937,412      Government National Mortgage Association,
                  6.0%, 7/15/33                                          910,836
 1,423,707      Government National Mortgage Association,
                  6.0%, 10/15/33                                       1,461,415
    90,931      Government National Mortgage Association,
                  6.5%, 2/15/29                                           95,191
   948,280      Government National Mortgage Association,
                  6.5%, 3/15/29                                          992,709
   173,387      Government National Mortgage Association,
                  6.5%, 3/15/29                                          181,510
 1,067,822      Government National Mortgage Association,
                  6.5%, 5/15/29                                        1,118,493
   199,339      Government National Mortgage Association,
                  6.5%, 3/15/31                                          208,575
   433,854      Government National Mortgage Association,
                  6.5%, 5/15/31                                          453,955
    70,516      Government National Mortgage Association,
                  6.5%,6/15/31                                            73,783
   529,132      Government National Mortgage Association,
                  6.5%, 10/15/31                                         553,646
   716,007      Government National Mortgage Association,
                  6.5%, 2/15/32                                          749,018
   194,039      Government National Mortgage Association,
                  6.5%, 5/15/32                                          202,986
   601,983      Government National Mortgage Association,
                  6.5%, 8/15/32                                          629,738
   637,052      Government National Mortgage Association,
                  6.5%, 9/15/32                                          666,423


20  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                                                                     Value
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$ 26,559     Government National Mortgage Association,
               6.5%, 10/15/33                                       $     27,800
 400,000     Government National Mortgage Association,
               6.5%, 1/15/34                                             418,450
 973,541     Government National Mortgage Association,
               6.5%, 1/15/34                                           1,018,445
  59,083     Government National Mortgage Association,
               7.0%, 12/15/13                                             62,994
 598,987     Government National Mortgage Association,
               7.0%, 11/15/28                                            637,702
 261,544     Government National Mortgage Association,
               7.0%, 11/15/28                                            278,449
 258,469     Government National Mortgage Association,
               7.0%, 4/15/29                                             274,882
 105,487     Government National Mortgage Association,
               7.0%, 2/15/30                                             112,191
  55,035     Government National Mortgage Association,
               7.0%, 12/15/30                                             58,533
 103,044     Government National Mortgage Association,
               7.0%, 3/15/31                                             109,532
  87,695     Government National Mortgage Association,
               7.0%, 4/15/31                                              93,217
 241,850     Government National Mortgage Association,
               7.0%, 6/15/31                                             257,076
 494,345     Government National Mortgage Association,
               7.0%, 6/15/31                                             525,763
  42,743     Government National Mortgage Association,
               7.5%, 2/15/26                                              46,174
 158,860     Government National Mortgage Association,
               7.5%, 5/15/27                                             171,519
 116,392     Government National Mortgage Association,
               7.5%, 8/15/29                                             125,635
  42,490     Government National Mortgage Association,
               7.5%, 10/15/29                                             45,864
  38,357     Government National Mortgage Association,
               7.5%, 2/15/31                                              41,340


  The accompanying notes are an integral part of these financial statements.  21

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04                                      (continued)
--------------------------------------------------------------------------------

Principal
Amount                                                                      Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$ 1,287,099      Government National Mortgage Association,
                  7.5%, 12/15/31                                    $  1,387,201
     25,858      Government National Mortgage Association,
                   7.75%, 2/15/30                                         28,167
      7,093      Government National Mortgage Association,
                   9.5%, 5/15/20                                           8,016
     15,705      Government National Mortgage Association,
                   10.0%, 1/15/06                                         16,665
      7,238      Government National Mortgage Association,
                   10.0%, 1/15/18                                          8,087
      7,827      Government National Mortgage Association,
                   10.0%, 1/15/18                                          8,745
     41,293      Government National Mortgage Association,
                   10.0%, 7/15/20                                         46,203
    802,539      Government National Mortgage Association I,
                   6.0%, 2/15/29                                         823,623
     96,254      Government National Mortgage Association I,
                   7.0%, 12/15/30                                        102,371
    488,390      Government National Mortgage Association II,
                   5.5%, 2/20/34                                         487,983
  2,952,125      Government National Mortgage Association II,
                   5.5%, 3/20/34                                       2,949,665
 12,566,930      Government National Mortgage Association II,
                   6.0%, 11/20/33                                     12,884,069
     28,694      Government National Mortgage Association II,
                   6.5%, 2/20/29                                          29,966
     14,200      Government National Mortgage Association II,
                   6.5%, 3/20/29                                          14,830
    534,048      Government National Mortgage Association II,
                   7.0%, 1/20/29                                         566,781
     38,801      Government National Mortgage Association II,
                   7.0%, 12/20/30                                         41,219
  1,000,000      U.S. Treasury Bonds, 8.0%, 11/15/21                   1,310,703
  2,310,000      US Treasury Notes, 5.375%, 2/15/31                    2,329,762
                                                                    ------------
                 TOTAL U.S. GOVERNMENT AND AGENGY OBLIGATIONS
                 (Cost $114,885,536)                                $114,463,149
                                                                    ------------


22  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                                                                             Value
                 MUNICIPAL BONDS - 0.2%
                 Government - 0.2%
$   555,000      Tobacco Settlement Authority Iowa, 6.79%, 6/1/10          $    551,981
                                                                           ------------
                 TOTAL MUNICIPAL BONDS
                 (Cost $555,000)                                           $    551,981
                                                                           ------------
                 TEMPORARY CASH INVESTMENTS - 6.5%
                 Repurchase Agreement - 4.0%
 10,500,000      UBS Warburg, 1.25%, dated 6/30/04, repurchase
                 price of $10,500,000 plus accrued interest on 7/1/04,
                 collaterized by $10,657,000 U.S. Treasury Note,
                 2.125%, 10/31/04                                          $ 10,500,000
                                                                           ------------
                 Securities Lending Collateral - 2.5%
  6,457,325      Securities Lending Investment Fund, 1.29%                 $  6,457,325
                                                                           ------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $16,957,325)                                        $ 16,957,325
                                                                           ------------
                 TOTAL INVESTMENT IN SECURITIES - 101.0%
                 (Cost $259,425,607) (a) (b)                               $262,268,679
                                                                           ------------
                 OTHER ASSETS AND LIABILITIES - (1.0)%                     $ (2,565,718)
                                                                           ------------
                 TOTAL NET ASSETS - 100.0%                                 $259,702,961
                                                                           ============

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2004 the value of these securities amounted to $16,502,103 or 6.35% of total net assets.

  (a) At June 30, 2004, the net unrealized gain on investment, based on cost for federal income tax purposes of $259,441,834 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost                                $  5,662,245

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value                                  (2,835,400)
                                                                                ------------
       Net unrealized gain                                                      $  2,826,845
                                                                                ============


  The accompanying notes are an integral part of these financial statements.  23

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04                                      (continued)
--------------------------------------------------------------------------------

(b) At June 30, 2004 the Fund had a net capital loss carryforward of $6,403,162 of which the following amounts will expire between 2008 and 2011, if not utilized.
    $142,925 in 2008
    $5,098,328 in 2009
    $77,493 in 2010
    $1,084,416 in 2011

Purchases and sales of securities (excluding temporary cash investments) for the year ended June 30, 2004, were as follows:

                                                                         Purchases          Sales
                                                                       ------------      ------------
Long-term US Government                                                $115,109,915      $104,587,069
Other Long-term Securities                                             $ 54,776,931      $105,387,716

(c) At June 30, 2004, the following securities were out on loan:

                                                                Market
  Principal                       Description                    Value
-------------                    -------------                ----------
  $  950,000       Huntsman ICI Chemicals, 10.125%, 7/1/09    $  969,000
     862,500       JLG Industries Inc., 8.375%, 6/15/12          877,594
   2,707,500       Provident Companies Inc., 7.0%, 7/15/18     2,578,368
   1,730,000       Toys R Us, 7.875%, 4/15/13                  1,736,488
                                                              ----------
                   Total                                      $6,161,450
                                                              ==========


24  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
     $6,161,450) (cost $259,425,607)                           $262,268,679
  Cash                                                               51,241
  Receivables -
     Investment securities sold                                   1,895,151
     Fund shares sold                                               172,915
     Interest                                                     2,718,653
  Other                                                                 781
                                                               ------------
       Total assets                                            $267,107,420
                                                               ------------
LIABILITIES:
  Payables -
     Investment securities purchased                           $     50,927
     Fund shares repurchased                                        253,435
     Dividends                                                      229,477
     Upon return of securities loaned                             6,457,325
  Due to affiliates                                                 334,876
  Accrued expenses                                                   78,419
                                                               ------------
       Total liabilities                                       $  7,404,459
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $262,627,535
  Accumulated net investment income                                 651,743
  Accumulated net realized loss on investments                   (6,419,389)
  Net unrealized gain on investments                              2,843,072
                                                               ------------
       Total net assets                                        $259,702,961
                                                               ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $160,421,189/17,476,461 shares)            $       9.18
                                                               ============
  Class B (based on $57,774,340/6,318,703 shares)              $       9.14
                                                               ============
  Class C (based on $27,544,960/3,022,625 shares)              $       9.11
                                                               ============
  Class R (based on $345,169/37,209 shares)                    $       9.28
                                                               ============
  Class Y (based on $13,617,303/1,492,632 shares)              $       9.12
                                                               ============
MAXIMUM OFFERING PRICE:
  Class A ($9.18 [divided by] 95.5%)                           $       9.61
                                                               ============
  Class C ($9.11 [divided by] 99.00%)                          $       9.20
                                                               ============


  The accompanying notes are an integral part of these financial statements.  25

Pioneer Bond Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 6/30/04

INVESTMENT INCOME:
  Interest                                                    $15,119,822
  Income from securities loaned, net                                8,723
                                                              -----------
  Total investment income                                                      $ 15,128,545
                                                                               ------------
EXPENSES:
  Management fees                                             $ 1,362,316
  Transfer agent fees
     Class A                                                      503,146
     Class B                                                      253,629
     Class C                                                      110,454
     Class R                                                          368
     Class Y                                                          117
  Distribution fees
     Class A                                                      419,587
     Class B                                                      654,765
     Class C                                                      288,922
     Class R                                                          685
  Administrative fees                                              50,977
  Custodian fees                                                   24,277
  Registration fees                                               115,088
  Professional fees                                                53,046
  Printing                                                         32,000
  Fees and expenses of nonaffiliated trustees                       1,227
  Miscellaneous                                                    10,272
                                                              -----------
     Total expenses                                                            $  3,880,876
     Less fees paid indirectly                                                       (6,036)
     Revision of estimate for printing expenses                                     (47,054)
                                                                               ------------
     Net expenses                                                              $  3,827,786
                                                                               ------------
       Net investment income                                                   $ 11,300,759
                                                                               ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                             $ 10,312,487
  Change in net unrealized gain on investments                                  (15,238,151)
                                                                               ------------
     Net loss on investments                                                   $ (4,925,664)
                                                                               ------------
     Net increase in net assets resulting from operations                      $  6,375,095
                                                                               ============


26  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 6/30/04 and 6/30/03

                                                         Year Ended           Year Ended
                                                           6/30/04              6/30/03
FROM OPERATIONS:
  Net investment income                                 $  11,300,759        $  12,643,236
  Net realized gain on investments                         10,312,487              968,973
  Change in net unrealized gain on investments            (15,238,151)          14,687,945
                                                        -------------        -------------
   Net increase in net assets resulting from
     operations                                         $   6,375,095        $  28,300,154
                                                        -------------        -------------
DISTRIBUTIONS TO SHAREOWNERS:
  Net investment income:
  Class A ($0.50 and $0.46 per share, respectively)     $  (9,078,180)       $  (8,363,505)
  Class B ($0.42 and $0.40 per share, respectively)        (2,946,305)          (3,314,500)
  Class C ($0.39 and $0.40 per share, respectively)        (1,231,371)          (1,123,049)
  Class R ($0.52 and $0.11 per share, respectively)            (6,993)                  (6)
  Class Y ($0.55 and $0.54 per share, respectively)          (599,222)            (321,408)
                                                        -------------        -------------
   Total distributions to shareowners                   $ (13,862,071)       $ (13,122,468)
                                                        -------------        -------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                      $  95,479,727        $ 222,515,591
  Reinvestment of distributions                            10,582,523           10,050,710
  Cost of shares repurchased                             (137,073,994)        (175,102,198)
                                                        -------------        -------------
   Net increase (decrease) in net assets resulting
     from fund share transactions                       $ (31,011,744)       $  57,464,103
                                                        -------------        -------------
   Net increase (decrease) in net assets                $ (38,498,720)       $  72,641,789
NET ASSETS:
  Beginning of year                                       298,201,681          225,559,892
                                                        -------------        -------------
  End of year (including accumulated undistributed
   net investment income of $651,743, and
   $1,095,418, respectively)                            $ 259,702,961        $ 298,201,681
                                                        =============        =============


  The accompanying notes are an integral part of these financial statements.  27

Pioneer Bond Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Years Ended 6/30/04 and 6/30/03

                                   '04 Shares     '04 Amount       '03 Shares      '03 Amount
CLASS A
Shares sold                         5,787,118    $ 53,766,418       16,128,548    $ 146,153,233
Reinvestment of distributions         800,528       7,432,884          745,978        6,774,637
Less shares repurchased            (8,595,535)    (79,398,415)     (13,550,753)    (122,723,856)
                                   ----------    ------------      -----------    -------------
  Net increase (decrease)          (2,007,889)   $(18,199,113)       3,323,773    $  30,204,014
                                   ----------    ------------      -----------    -------------
CLASS B
Shares sold                         2,231,993    $ 20,804,787        5,042,987    $  45,156,069
Reinvestment of distributions         226,473       2,094,447          258,682        2,338,271
Less shares repurchased            (4,398,519)    (40,683,805)      (3,777,499)     (33,938,002)
                                   ----------    ------------      -----------    -------------
  Net increase (decrease)          (1,940,053)   $(17,784,571)       1,524,170    $  13,556,338
                                   ----------    ------------      -----------    -------------
CLASS C
Shares sold                         1,382,221    $ 12,730,696        2,962,634    $  26,458,900
Reinvestment of distributions          95,400         878,128           84,239          758,804
Less shares repurchased            (1,652,312)    (15,161,984)      (1,894,835)     (16,868,680)
                                   ----------    ------------      -----------    -------------
  Net increase (decrease)            (174,691)   $ (1,553,160)       1,152,038    $  10,349,024
                                   ----------    ------------      -----------    -------------
CLASS R (a)
Shares sold                            42,046    $    399,828               54    $         501
Reinvestment of distributions             187           1,754                -                -
Less shares repurchased                (5,079)        (47,919)               -                -
                                   ----------    ------------      -----------    -------------
  Net increase                         37,154    $    353,663               54    $         501
                                   ----------    ------------      -----------    -------------
CLASS Y
Shares sold                           841,637    $  7,777,998          525,218    $   4,746,888
Reinvestment of distributions          19,012         175,310           19,809          178,998
Less shares repurchased              (193,348)     (1,781,871)        (176,436)      (1,571,660)
                                   ----------    ------------      -----------    -------------
  Net increase                        667,301    $  6,171,437          368,591    $   3,354,226
                                   ----------    ------------      -----------    -------------

(a) Class R shares were first publicly offered on April 1, 2003.


28  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Year Ended      Year Ended   Year Ended   Year Ended   Year Ended
                                                                6/30/04         6/30/03    6/30/02(a)     6/30/01      6/30/00
CLASS A
Net asset value, beginning of period                           $  9.41         $   8.89     $   8.78     $  8.47      $   8.94
                                                               -------         --------     --------     -------      --------
Increase (decrease) from investment operations:
 Net investment income                                         $  0.41         $   0.45     $   0.52     $  0.57      $   0.58
 Net realized and unrealized gain (loss) on investments          (0.14)            0.53         0.13        0.31         (0.47)
                                                               -------         --------     --------     -------      --------
  Net increase from investment operations                      $  0.27         $   0.98     $   0.65     $  0.88      $   0.11
Distributions to shareowners:
 Net investment income                                           (0.50)           (0.46)       (0.54)      (0.57)        (0.58)
                                                               -------         --------     --------     -------      --------
Net increase (decrease) in net asset value                     $ (0.23)        $   0.52     $   0.11     $  0.31      $  (0.47)
                                                               -------         --------     --------     -------      --------
Net asset value, end of period                                 $  9.18         $   9.41     $   8.89     $  8.78      $   8.47
                                                               =======         ========     ========     =======      ========
Total return*                                                     2.98%           11.38%        7.58%      10.70%         1.30%
Ratio of net expenses to average net assets+                      1.14%(b)         1.20%        1.16%       1.21%         1.18%
Ratio of net investment income to average net assets+             4.42%(b)         5.02%        5.79%       6.53%         6.68%
Portfolio turnover rate                                             63%              48%          59%         43%           60%
Net assets, end of period (in thousands)                       $160,421        $183,338     $143,713     $98,004      $102,349
Ratios with reductions for fees paid indirectly:
 Net expenses                                                     1.14%(b)         1.20%        1.16%       1.18%         1.15%
 Net investment income                                            4.42%(b)         5.02%        5.79%       6.56%         6.71%

  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
  + Ratio with no reduction for fees paid indirectly.
(a) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduction of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net investment income to average net assets decreased by 0.18%.
(b) Ratios include the revision of estimate for printing expenses.


  The accompanying notes are an integral part of these financial statements.  29

Pioneer Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Year Ended     Year Ended   Year Ended   Year Ended   Year Ended
                                                               6/30/04        6/30/03    6/30/02(a)     6/30/01      6/30/00
CLASS B
Net asset value, beginning of period                          $  9.37        $  8.87      $  8.77      $  8.44      $  8.91
                                                              -------        -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                        $  0.33        $  0.37      $  0.44      $  0.50      $  0.50
 Net realized and unrealized gain (loss) on investments         (0.14)          0.53         0.14         0.30        (0.46)
                                                              -------        -------      -------      -------      -------
  Net increase from investment operations                     $  0.19        $  0.90      $  0.58      $  0.80      $  0.04
Distributions to shareowners:
 Net investment income                                          (0.42)         (0.40)       (0.48)       (0.47)       (0.51)
                                                              -------        -------      -------      -------      -------
Net increase (decrease) in net asset value                    $ (0.23)       $  0.50      $  0.10      $  0.33      $ (0.47)
                                                              -------        -------      -------      -------      -------
Net asset value, end of period                                $  9.14        $  9.37      $  8.87      $  8.77      $  8.44
                                                              =======        =======      =======      =======      =======
Total return*                                                    2.04%         10.44%        6.78%        9.71%        0.48%
Ratio of net expenses to average net assets+                     1.98%(b)       2.02%        1.95%        2.05%        2.05%
Ratio of net investment income to average net assets+            3.55%(b)       4.22%        5.02%        5.72%        5.81%
Portfolio turnover rate                                            63%            48%          59%          43%          60%
Net assets, end of period (in thousands)                      $57,774        $77,367      $59,729      $38,231      $37,269
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    1.98%(b)       2.02%        1.95%        2.04%        2.03%
 Net investment income                                           3.55%(b)       4.22%        5.02%        5.73%        5.83%

  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
  + Ratio with no reduction for fees paid indirectly.
(a) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduction of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net investment income to average net assets decreased by 0.18%.
(b) Ratios include the revision of estimate for printing expenses.


30  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Year Ended     Year Ended   Year Ended   Year Ended   Year Ended
                                                             6/30/04         6/30/03    6/30/02(a)     6/30/01      6/30/00
CLASS C
Net asset value, beginning of period                         $  9.31         $  8.83      $  8.73      $ 8.46       $ 8.89
                                                             -------         -------      -------      ------       ------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.33         $  0.37      $  0.44      $ 0.48       $ 0.48
 Net realized and unrealized gain (loss) on investments        (0.14)           0.51         0.12        0.30        (0.45)
                                                             -------         -------      -------      ------       ------
  Net increase from investment operations                    $  0.19         $  0.88      $  0.56      $ 0.78       $ 0.03
Distributions to shareowners:
 Net investment income                                         (0.39)          (0.40)       (0.46)      (0.51)       (0.46)
                                                             -------         -------      -------      ------       ------
Net increase (decrease) in net asset value                   $ (0.20)        $  0.48      $  0.10      $ 0.27       $(0.43)
                                                             -------         -------      -------      ------       ------
Net asset value, end of period                               $  9.11         $  9.31      $  8.83      $ 8.73       $ 8.46
                                                             =======         =======      =======      ======       ======
Total return*                                                   2.11%          10.28%        6.55%       9.46%        0.36%
Ratio of net expenses to average net assets+                    1.97%(b)        2.16%        2.14%       2.18%        2.32%
Ratio of net investment income to average net assets+           3.59%(b)        4.05%        4.78%       5.56%        5.53%
Portfolio turnover rate                                           63%             48%          59%         43%          60%
Net assets, end of period (in thousands)                     $27,545         $29,777      $18,067      $7,377       $6,264
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.97%(b)        2.16%        2.15%       2.15%        2.30%
 Net investment income                                          3.59%(b)        4.05%        4.77%       5.59%        5.55%

  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
  + Ratio with no reduction for fees paid indirectly.
(a) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduction of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net investment income to average net assets decreased by 0.18%.
(b) Ratios include the revision of estimate for printing expenses.


  The accompanying notes are an integral part of these financial statements.  31

Pioneer Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 4/1/03 (a)
                                                                Year Ended           to
                                                                 6/30/04          6/30/03
CLASS R
Net asset value, beginning of period                              $ 9.50           $ 9.19
                                                                  ------           ------
Increase (decrease) from investment operations:
  Net investment income                                           $ 0.47           $ 0.10
  Net realized and unrealized gain (loss) on investments           (0.17)            0.32
                                                                  ------           ------
   Net increase from investment operations                        $ 0.30           $ 0.42
Distributions to shareowners:
  Net investment income                                            (0.52)           (0.11)
                                                                  ------           ------
Net increase (decrease) in net asset value                        $(0.22)          $ 0.31
                                                                  ------           ------
Net asset value, end of period                                    $ 9.28           $ 9.50
                                                                  ======           ======
Total return*                                                       3.20%            4.55%
Ratio of net expenses to average net assets+                        1.32%(b)         1.42%**
Ratio of net investment income to average net assets+               4.71%(b)         4.13%**
Portfolio turnover rate                                               63%              48%
Net assets, end of period (in thousands)                          $  345           $    1
Ratios with reduction for fees paid indirectly:
  Net expenses                                                      1.32%(b)         1.42%**
  Net investment income                                             4.71%(b)         4.13%**

(a) Class R shares were first publicly offered on April 1, 2003.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period, and no sales charges. Total return would be reduced if sale charges were taken into account.
 ** Annualized.
  + Ratio with no reduction for fees paid indirectly.
(b) Ratios include the revision of estimate for printing expenses.


32  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     9/20/01(a)
                                                      Year Ended      Year Ended         to
                                                       6/30/04          6/30/03      6/30/02(b)
CLASS Y
Net asset value, beginning of period                   $  9.35          $ 8.87         $ 8.85
                                                       -------          ------         ------
Increase (decrease) from investment operations:
  Net investment income                                $  0.46          $ 0.51         $ 0.43
  Net realized and unrealized gain (loss)
   on investments                                        (0.14)           0.51           0.04
                                                       -------          ------         ------
   Net increase from investment operations             $  0.32          $ 1.02         $ 0.47
Distributions to shareowners:
  Net investment income                                  (0.55)          (0.54)         (0.45)
                                                       -------          ------         ------
Net increase (decrease) in net asset value             $ (0.23)         $ 0.48         $ 0.02
                                                       -------          ------         ------
Net asset value, end of period                         $  9.12          $ 9.35         $ 8.87
                                                       =======          ======         ======
Total return*                                             3.48%          11.86%          5.48%
Ratio of net expenses to average net assets+              0.58%(c)        0.67%          0.64%**
Ratio of net investment income to average
  net assets+                                             5.05%(c)        5.54%          6.28%**
Portfolio turnover rate                                     63%             48%            59%
Net assets, end of period (in thousands)               $13,617          $7,719         $4,051
Ratios with reduction for fees paid indirectly:
  Net expenses                                            0.58%(c)        0.67%          0.64%**
  Net investment income                                   5.05%(c)        5.54%          6.28%**

(a) Class Y shares were first publicly offered on September 20, 2001.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
 ** Annualized
  + Ratio with no reduction for fees paid indirectly.
(b) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduction of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net investment income to average net assets decreased by 0.23%.
(c) Ratios include the revision of estimate for printing expenses.


  The accompanying notes are an integral part of these financial statements.  33

Pioneer Bond Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Bond Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek current income consistent with preservation of capital. The Fund offers five classes of shares
- Class A, Class B, Class C, Class R, and Class Y shares. Class R shares were first publicly offered April 1, 2003. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of, the Board of Trustees. At June 30, 2004 there were no securities fair valued. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. All discounts/premiums on debt securities are

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

    The tax character of distributions paid during the years ended June 30, 2004 and 2003 were as follows:

-----------------------------------------------------------------------------
                                    2004             2003
-----------------------------------------------------------------------------
  Distributions paid from:
   Ordinary income             $13,862,071      $13,122,468
   Long-term capital gain                -                -
                               -----------      -----------
    Total                      $13,862,071      $13,122,468
-----------------------------------------------------------------------------

Pioneer Bond Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04                                (continued)
--------------------------------------------------------------------------------

    The following shows the components of accumulated losses on a federal income tax basis at June 30, 2004.

-----------------------------------------------------------------------------
                                                           2004
-----------------------------------------------------------------------------
  Undistributed ordinary income                         $   881,220
  Dividend payable                                         (229,477)
  Capital loss carryforward                              (6,403,162)
  Unrealized appreciation                                 2,826,845
                                                        -----------
    Total                                               $(2,924,574)
-----------------------------------------------------------------------------

    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of amortization.

    At June 30, 2004, the Fund has reclassified $2,117,637 to increase accumulated net investment income and $2,117,637 to increase accumulated net realized loss on investments to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $49,471 in underwriting commissions on the sale of Fund shares for the year ended June 30, 2004.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note
    3). Income, common expenses, and realized and unrealized gains

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from the counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The

Pioneer Bond Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04                                (continued)
--------------------------------------------------------------------------------

    Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

PIM manages the Fund's portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets. In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. At June 30, 2004, $124,266 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $94,484 in transfer agent fees payable to PIMSS at June 30, 2004.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $116,126 in distribution fees payable to PFD at June 30, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of Class A, Class B, Class C and Class R shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended June 30, 2004, $357,902 in CDSCs were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended June 30, 2004, the Fund's expenses were reduced by $6,036 under such arrangements.

Pioneer Bond Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Bond Fund:

We have audited the statement of assets and liabilities, including the schedule of investments, of Pioneer Bond Fund (the "Fund") as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated in the three years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended June 30, 2001 were audited by other auditors who have ceased operations and whose report, dated August 10, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Bond Fund at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated in the three years then ended in conformity with U.S. generally accepted accounting principles.

                                                      /s/ Ernst & Young LLP
Boston, Massachusetts
August 5, 2004

Pioneer Bond Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 65 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com and the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

Name and Age                   Positions Held With the Fund   Term of Office and Length of Service
John F. Cogan, Jr. (77)*       Chairman of the Board,         Since 1996.
                               Trustee and President          Serves until retirement or removal

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (51)**          Trustee and                    Since June, 2003.
                               Executive Vice President       Serves until retirement or removal

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and Address          Positions Held With the Fund   Term of Office and Length of Service
Mary K. Bush (56)              Trustee                        Since 1997.
3509 Woodbine Street,                                         Serves until retirement or removal
Chevy Chase, MD 20815

------------------------------------------------------------------------------------------------------
Richard H. Egdahl, M.D. (77)   Trustee                        Since 1996.
Boston University Healthcare                                  Serves until retirement or removal
Entrepreneurship Program,
53 Bay State Road,
Boston, MA 02215

------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal Occupation During Past Five Years                   Other Directorships Held by this Trustee
Deputy Chairman and a Director of Pioneer Global Asset        Director of Harbor Global Company,
Management S.p.A. ("PGAM"); Non-Executive Chairman            Ltd.
and a Director of Pioneer Investment Management USA
Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
Director of Pioneer Alternative Investment Management
Limited (Dublin); President and a Director of Pioneer
Alternative Investment Management (Bermuda) Limited
and affiliated funds; President and Director of Pioneer
Funds Distributor, Inc. ("PFD"); President of all of the
Pioneer Funds; and Of Counsel (since 2000, partner
prior to 2000), Hale and Dorr LLP (counsel to PIM-USA
and the Pioneer Funds)

------------------------------------------------------------------------------------------------------
President and Chief Executive Officer, PIM-USA since        None
May, 2003 (Director since January, 2001); President
and Director of Pioneer since May, 2003; Chairman
and Director of Pioneer Investment Management
Shareholder Services, Inc. ("PIMSS") since May, 2003;
Executive Vice President of all of the Pioneer Funds
since June, 2003; Executive Vice President and Chief
Operating Officer of PIM-USA, November 2000 to May
2003; Executive Vice President, Chief Financial Officer
and Treasurer, John Hancock Advisers, L.L.C., Boston,
MA, November 1999 to November 2000; Senior Vice
President and Chief Financial Officer, John Hancock
Advisers, L.L.C., April 1997 to November 1999

------------------------------------------------------------------------------------------------------

Principal Occupation During Past Five Years                   Other Directorships Held by this Trustee
President, Bush International (international financial        Director of Brady Corporation
advisory firm)                                                (industrial identification and
                                                              specialty coated material products
                                                              manufacturer), Millennium Chemicals,
                                                              Inc. (commodity chemicals), Mortgage
                                                              Guaranty Insurance Corporation, and
                                                              R.J. Reynolds Tobacco Holdings, Inc.
                                                              (tobacco)
------------------------------------------------------------------------------------------------------
Alexander Graham Bell Professor of Health Care                None
Entrepreneurship, Boston University; Professor
of Management, Boston University School of
Management; Professor of Public Health, Boston
University School of Public Health; Professor of Surgery,
Boston University School of Medicine; and University
Professor, Boston University
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and Address           Positions Held With the Fund   Term of Office and Length of Service
Margaret B.W. Graham (57)       Trustee                        Since 1996.
1001 Sherbrooke Street West,                                   Serves until retirement or removal
Montreal, Quebec, Canada
H3A 1G5
------------------------------------------------------------------------------------------------------
Marguerite A. Piret (56)        Trustee                        Since 1996.
One Boston Place, 28th Floor,                                  Serves until retirement or removal
Boston, MA 02108
------------------------------------------------------------------------------------------------------
Stephen K. West (75)            Trustee                        Since 1996.
125 Broad Street,                                              Serves until retirement or removal
New York, NY 10004
------------------------------------------------------------------------------------------------------
John Winthrop (67)              Trustee                        Since 1996.
One North Adgers Wharf,                                        Serves until retirement or removal
Charleston, SC 29401

------------------------------------------------------------------------------------------------------
TRUST OFFICERS
------------------------------------------------------------------------------------------------------

Name and Age                 Positions Held With the Fund   Term of Office and Length of Service
Dorothy E. Bourassa (56)     Secretary                      Serves at the discretion of board.

------------------------------------------------------------------------------------------------------
Christopher J. Kelley (39)   Assistant Secretary            Since September, 2003.
                                                            Serves at the discretion of board.

------------------------------------------------------------------------------------------------------
David C. Phelan (46)         Assistant Secretary            Since September, 2003.
                                                            Serves at the discretion of board.
------------------------------------------------------------------------------------------------------
Vincent Nave (59)            Treasurer                      Since November, 2000.
                                                            Serves at the discretion of board.
------------------------------------------------------------------------------------------------------
Luis I. Presutti (39)        Assistant Treasurer            Since November, 2000.
                                                            Serves at the discretion of board.
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   Other Directorships Held by this
Principal Occupation During Past Five Years                        Trustee
Founding Director, The Winthrop Group, Inc. (consulting firm);     None
Professor of Management, Faculty of Management, McGill
University

------------------------------------------------------------------------------------------------------
President and Chief Executive Officer, Newbury, Piret &            None
Company, Inc. (investment banking firm)

------------------------------------------------------------------------------------------------------
Senior Counsel, Sullivan & Cromwell (law firm)                     Director, The Swiss Helvetia Fund,
                                                                   Inc. (closed-end investment
                                                                   company) and AMVESCAP PLC
                                                                   (investment managers)
------------------------------------------------------------------------------------------------------
President, John Winthrop & Co., Inc.                               None
(private investment firm)

------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------

                                                                 Other Directorships Held by this
Principal Occupation During Past Five Years                      Officer
Secretary of PIM-USA; Senior Vice President-Legal of             None
Pioneer; and Secretary/Clerk of most of PIM-USA's
subsidiaries since October 2000; Secretary of all of the
Pioneer Funds since September 2003 (Assistant
Secretary from November 2000 to September 2003);
and Senior Counsel, Assistant Vice President and Director of
Compliance of PIM-USA from April 1998 through
October 2000
------------------------------------------------------------------------------------------------------
Assistant Vice President and Senior Counsel of Pioneer since     None
July 2002; Vice President and Senior Counsel of BISYS Fund
Services, Inc. (April 2001 to June 2002); Senior Vice
President and Deputy General Counsel of Funds Distributor,
Inc. (July 2000 to April 2001; Vice President and Associate
General Counsel from July 1996 to July 2000); Assistant
Secretary of all of the Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------
Partner, Hale and Dorr LLP; Assistant Secretary of all of        None
Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------
Vice President-Fund Accounting, Administration and Custody       None
Services of Pioneer (Manager from September 1996 to
February 1999); and Treasurer of all of the Pioneer Funds
(Assistant Treasurer from June 1999 to November 2000)
------------------------------------------------------------------------------------------------------
Assistant Vice President-Fund Accounting, Administration         None
and Custody Services of Pioneer (Fund Accounting Manager
from 1994 to 1999); and Assistant Treasurer of all of the
Pioneer Funds since November 2000
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUST OFFICERS
--------------------------------------------------------------------------------

Name and Age                  Positions Held With the Fund   Term of Office and Length of Service
Gary Sullivan (46)            Assistant Treasurer            Since May, 2002.
                                                             Serves at the discretion of board.

------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (30)   Assistant Treasurer            Since September, 2003.
                                                             Serves at the discretion of board.

------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               Other Directorships Held by this
Principal Occupation During Past Five Years                    Officer
Fund Accounting Manager-Fund Accounting, Administration        None
and Custody Services of Pioneer; and Assistant Treasurer of
all of the Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------
Fund Administration Manager-Fund Accounting,                   None
Administration and Custody Services since June 2003;
Assistant Vice President-Mutual Fund Operations of
State Street Corporation from June 2002 to June 2003
(formerly Deutsche Bank Asset Management); Pioneer
Fund Accounting, Administration and Custody Services
(Fund Accounting Manager from August 1999 to May 2002,
Fund Accounting Supervisor from 1997 to July 1999);
Assistant Treasurer of all of the Pioneer Funds since
September 2003
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70-1/2 earning income. Individuals can contribute up to $3,000, or $3,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000, or $3,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $13,000 per year, or $16,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.

Uni-DB Plan
A full service defined benefit plan for small business owners over age 45 with up to five employees. Employer contributions are required. The plan allows for the maximum deductible contribution up to $165,000 or more.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $13,000, or $16,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)
This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your account number, fund number and our personal identification number
(PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 6 months from your redemption. Upon your request, the shares will be reinvested into your choice of any class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. With this feature, Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments to grow using the dollar-cost averaging approach.

Payroll Investment Program (PIP)
This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer. When you invest through payroll, you're putting yourself at the top of the list of those you pay. Many people find that "paying yourself first" is the most sensible way to build a nest egg.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
This service allows you to establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. Simply complete a Pioneer Account Options form to begin this service.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our Internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

[LOGO] PIONEER
       Investments(R)
Pioneer Investment Management, Inc.
60 State Street                                                    16050-00-0804
Boston, Massachusetts 02109             (C) 2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC







ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filings of its Form N-
1A totaled approximately $43,300 in 2004 and $40,100 in 2003.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund for the fiscal years ended June 30, 2004 and 2003.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $6,000 for 2004 and $3,600 for 2003.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended June 30, 2004 and 2003.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately
$6,000 in 2004 and $3,600 in 2003.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended June 30, 2004 and 2003, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Bond Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2004

* Print the name and title of each signing officer under his or her signature.